Trade Payables	12 Months Ended
Mar. 31, 2020
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Trade Payables
(14) Trade Payables
Trade payables are classified as financial liabilities measured at amortized cost.
Trade payables as of March 31, 2019 and 2020 consist of the following:

	Yen (millions)
	2019	2020
Trade accounts and notes payable	¥1,056,065	¥844,183
Other	128,817	114,286

Total	¥1,184,882	¥958,469